Related-Party Transactions (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 05, 2025	Feb. 29, 2024	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Related-Party Transactions [Line Items]
Warrants price share (in Dollars per share)					$ 663.6
Common stock, shares issued						292
Consulting fee (in Dollars)				$ 15,000	$ 60,000
Cash proceeds (in Dollars)		$ 8,000,000	$ 8,000,000
Additional cash proceeds (in Dollars)		$ 2,000,000	$ 2,000,000
Series A Common Warrants [Member]
Related-Party Transactions [Line Items]
Sold issued shares		306
Preferred Warrants [Member]
Related-Party Transactions [Line Items]
Sold issued shares		2,500
Proceeds of warrants (in Dollars)		$ 8,000,000
Proceeds of warrants exercised (in Dollars)		$ 2,000,000
Pre-funded Warrants [Member]
Related-Party Transactions [Line Items]
Warrants price share (in Dollars per share)	$ 39.2
Common stock, shares issued	112,551
February 2025 Common Warrants [Member]
Related-Party Transactions [Line Items]
Common stock, shares issued	15,000
Public offering price (in Dollars per share)	$ 39.2
Board of Directors [Member]
Related-Party Transactions [Line Items]
Sold issued shares	15,000
Board of Directors [Member] | Pre-funded Warrants [Member]
Related-Party Transactions [Line Items]
Common stock, shares issued	112,500
Board of Directors [Member] | February 2025 Common Warrants [Member]
Related-Party Transactions [Line Items]
Common stock, shares issued	127,551
Series A Preferred Stock [Member]
Related-Party Transactions [Line Items]
Sold issued shares		10,089
Aggregate share issued and sold			10,039
Transfer issued and sold per share (in Dollars per share)			$ 800
Series A Preferred Stock [Member] | Preferred Warrants [Member]
Related-Party Transactions [Line Items]
Warrants price share (in Dollars per share)		$ 800	$ 800
Series A Common Warrants [Member]
Related-Party Transactions [Line Items]
Aggregate share issued and sold			306
Preferred Warrants [Member]
Related-Party Transactions [Line Items]
Aggregate share issued and sold			2,500